UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  4 Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number:  028-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
Title:    Chief Compliance Officer
Phone:    415-955-8122

Signature, Place, and Date of Signing:

     /s/ Manoj K. Pombra            San Francisco, CA            May 9, 2012
     -------------------            -----------------            -----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           32
                                         -----------

Form 13F Information Table Value Total:  $ 1,405,725
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
----------------------------  ----------------  ---------  -------- ---------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                  VALUE     SHRS OR    SH/  PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER              CLASS          CUSIP    (x$1000)   PRN AMT    PRN  CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------  ----------------  ---------  -------- -----------  ---  ---- ---------- -------- --------- ------ ----
21VIANET GROUP INC            SPONSORED ADR     90138A103     3,338     294,101  SH        Sole                  294,101
51JOB INC                     SP ADR REP COM    316827104     1,865      32,800  SH        Sole                   32,800
BAIDU INC                     SPON ADR REP A    056752108   105,679     724,970  SH        Sole                  724,970
CHINA KANGHUI HLDGS           SPONSORED ADR     16890V100     8,897     468,000  SH        Sole                  468,000
CHINA LIFE INS CO LTD         SPON ADR REP H    16939P106    15,455     397,600  SH        Sole                  397,600
CHINA LODGING GROUP LTD       SPONSORED ADR     16949N109     5,362     458,700  SH        Sole                  458,700
CHINA MOBILE LIMITED          SPONSORED ADR     16941M109   291,223   5,287,280  SH        Sole                5,287,280
CHINA PETE & CHEM CORP        SPON ADR H SHS    16941R108       809       7,440  SH        Sole                    7,440
CHUNGHWA TELECOM CO LTD       SPON ADR NEW11    17133Q502    78,406   2,548,969  SH        Sole                2,548,969
CNOOC LTD                     SPONSORED ADR     126132109     1,073       5,250  SH        Sole                    5,250
COGNIZANT TECHNOLOGY SOLUTIO  CL A              192446102     3,393      44,100  SH        Sole                   44,100
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100    77,906   3,600,081  SH        Sole                3,600,081
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A     26833A105     1,958     241,700  SH        Sole                  241,700
E HOUSE CHINA HLDGS LTD       ADR               26852W103       406      70,000  SH        Sole                   70,000
HDFC BANK LTD                 ADR REPS 3 SHS    40415F101    23,943     702,135  SH        Sole                  702,135
HOME INNS & HOTELS MGMT INC   SPON ADR          43713W107    29,315   1,149,146  SH        Sole                1,149,146
HSBC HLDGS PLC                SPON ADR NEW      404280406   186,590   4,203,428  SH        Sole                4,203,428
ICICI BK LTD                  ADR               45104G104     3,950     113,283  SH        Sole                  113,283
INFOSYS LTD                   SPONSORED ADR     456788108    28,469     499,190  SH        Sole                  499,190
KT CORP                       SPONSORED ADR     48268K101    33,506   2,447,450  SH        Sole                2,447,450
MINDRAY MEDICAL INTL LTD      SPON ADR          602675100    46,482   1,409,818  SH        Sole                1,409,818
NETEASE COM INC               SPONSORED ADR     64110W102    53,873     927,250  SH        Sole                  927,250
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107   127,994   4,661,100  SH        Sole                4,661,100
POSCO                         SPONSORED ADR     693483109     6,353      75,900  SH        Sole                   75,900
P T TELEKOMUNIKASI INDONESIA  SPONSORED ADR     715684106    79,173   2,607,814  SH        Sole                2,607,814
SINA CORP                     ORD               G81477104    28,194     433,750  SH        Sole                  433,750
SK TELECOM LTD                SPONSORED ADR     78440P108     1,804     129,700  SH        Sole                  129,700
SPREADTRUM COMMUNICATIONS IN  ADR               849415203     9,128     553,200  SH        Sole                  553,200
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100   144,013   9,424,941  SH        Sole                9,424,941
TAL ED GROUP                  ADR REPSTG COM    874080104     2,025     182,462  SH        Sole                  182,462
WISDOMTREE TRUST              INDIA ERNGS FD    97717W422     2,603     135,000  SH        Sole                  135,000
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS     929352102     2,540     176,400  SH        Sole                  176,400